Share-Based Compensation (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Nov. 30, 2011 Stock options Employees and management
Number of Stock options
Outstanding at the beginning of the period (in shares)				5,824,106	4,812,887	4,559,239
Granted (in shares)				0	4,030,306	426,500	2,811,306
Exercised (in shares)					(25,250)	(139,200)
Forfeited or cancelled (in shares)				(474,164)	(2,993,837)	(33,652)
Outstanding at the end of the period (in shares)				5,349,942	5,824,106	4,812,887
Vested and expected to vest at the end of the period (in shares)				5,349,942
Exercisable at the end of the period (in shares)				3,043,402
Weighted Average exercise price
Outstanding at the beginning of the period (in dollars per share)				$ 4.63	$ 10.58	$ 10.23
Granted (in dollars per share)					$ 5.19	$ 11.63
Exercised (in dollars per share)					$ 3.66	$ 4.28
Forfeited or cancelled (in dollars per share)				$ 5.46	$ 14.95	$ 3.18
Outstanding at the end of the period (in dollars per share)				$ 4.55	$ 4.63	$ 10.58
Vested and expected to vest at the end of the period (in dollars per share)				$ 4.55
Exercisable at the end of the period (in dollars per share)				$ 3.72
Weighted Average remaining contractual term
Outstanding at the end of the period				6 years 2 months 16 days
Vested and expected to vest at the end of the period				6 years 2 months 16 days
Exercisable at the end of the period				6 years 1 month 28 days
Aggregate intrinsic Value
Exercised					$ (4)	$ (780)
Outstanding at the end of the period				485
Vested and expected to vest at the end of the period				485
Exercisable at the end of the period				216
Additional disclosures
Weighted average option grant date fair value (in dollars per share)					$ 2.47	$ 7.70
Aggregate grant date fair value					9,938	3,284
Fair value of stock options vested	3,017	2,586	7,834
Incremental fair value related to the modification							$ 1,749
Weighted average assumptions
Expected volatility (as a percent)					94.00%	73.00%
Expected dividends yield (as a percent)					0.00%	0.00%
Expected term					6 years 25 days	6 years 2 months 12 days
Risk-free interest rate (per annum) (as a percent)					1.74%	2.10%
Estimated fair value of underlying ordinary shares (in dollars per share)					$ 6.72	$ 7.70